Operating segments - Financial information of geographical area (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Operating income	₩ 6,458,670	₩ 6,100,850	₩ 5,905,564
Japan
Disclosure of geographical areas [line items]
Operating income	218,393	187,466	162,428
Vietnam
Disclosure of geographical areas [line items]
Operating income	₩ 332,717	₩ 275,581	₩ 265,825